Related Party Transactions (Details)	12 Months Ended
Jun. 30, 2025 USD ($) shares
Related Party Transaction [Line Items]
Borrowings from related parties (in Dollars) | $	$ 38,400
Mr. Jian Chen [Member]
Related Party Transaction [Line Items]
Investors purchased ordinary shares	525,000
Warrant offering share price	1,575,000